Asset Retirement Obligation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Information Related to Asset Retirement Obligations	The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2019	$226,137
Additions to asset retirement obligations	421
Accretion expense	2,129
Liabilities settled	(3,742)

Balance at June 30, 2020	$224,945

The following table reflects information related to our asset retirement obligations:

Balance at December 31, 2017	$215,089
Additions to asset retirement obligations	7,583
Accretion expense	4,404
Liabilities settled	(4,087)

Balance at December 31, 2018	$222,989
Additions to asset retirement obligations	2,529
Accretion expense	4,260
Liabilities settled	(3,641)

Balance at December 31, 2019	$226,137